Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenues	$ 12,761	$ 10,219	$ 9,556
Cost of sales	(7,435)	(6,430)	(5,860)
Gross profit	5,326	3,789	3,696
Selling, general and administrative	(1,323)	(1,109)	(1,093)
Research and development	(1,723)	(1,548)	(1,498)
Other income and expenses, net	141	202	103
Impairment, restructuring charges and other related closure costs	(2)	(11)	(5)
Operating income	2,419	1,323	1,203
Interest income (expense), net	(29)	(20)	1
Other components of pension benefit costs	(10)	(12)	(16)
Income (loss) on equity-method investments		2	1
Loss on financial instruments, net	(43)	(26)
Income before income taxes and noncontrolling interest	2,337	1,267	1,189
Income tax expense	(331)	(159)	(156)
Net income	2,006	1,108	1,033
Net income attributable to noncontrolling interest	(6)	(2)	(1)
Net income attributable to parent company stockholders	$ 2,000	$ 1,106	$ 1,032
Earnings per share (Basic) attributable to parent company stockholders	$ 2.21	$ 1.24	$ 1.15
Earnings per share (Diluted) attributable to parent company stockholders	$ 2.16	$ 1.20	$ 1.14
Net Sales [Member]
Net revenues	$ 12,729	$ 10,181	$ 9,529
Other Revenues [Member]
Net revenues	$ 32	$ 38	$ 27